Stock-Based Compensation - Summary of Company's Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Restricted Shares, Beginning Balance	20,561	27,414
Vesting, Restricted Shares	(6,853)	(6,853)
Forfeited, Restricted Shares	(409)
Non-vested, Restricted Shares, Ending balance	13,299	20,561
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 9.03	$ 9.03
Nonvested, Weighted Average Grant Date Fair Value, Vesting	$ 9.03	$ 9.03
Nonvested, Weighted Average Grant Date Fair Value, Forfeited	$ 9.03
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 9.03	$ 9.03